Revenue - Summary of Disaggregation of Revenue From Contracts With Customers (Parenthetical) (Detail) - CAD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Revenue related to operating leases	$ 14,600	$ 16,700		$ 28,200	$ 34,500	$ 68,200	$ 86,600	$ 92,300
Revenue related to its USA contract compression fleet	$ 29,700	$ 23,400		$ 57,300	$ 46,400	$ 98,100	$ 91,100	76,100
Revenue [Member] | Reclassified from Service to Rentals [Member] | Operation and Maintenance of BOOM Contracts [Member]
Statements [Line Items]
Amount of reclassifications or changes in presentation			$ 11,717					$ 43,594